Cost of services (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of services
Salaries and social security contributions	[1]	$ (205,891)	$ (141,011)	$ (124,412)
Concession fees	[2]	(158,508)	(94,535)	(76,201)
Construction services cost		(147,855)	(77,453)	(124,438)
Amortization and depreciation	[3]	(107,474)	(83,905)	(82,095)
Maintenance expenses		(145,794)	(135,125)	(173,968)
Cost of fuel		(56,834)	(44,832)	(40,458)
Services and fees		(107,170)	(24,884)	(13,076)
Office expenses		(3,502)	(2,932)	(5,881)
Taxes		(10,753)	(5,208)	(3,717)
Provision for maintenance costs		(3,450)	(4,706)	(1,813)
Others		(15,747)	(7,790)	(7,524)
Total		$ (962,978)	$ (622,381)	$ (653,583)

[1]	At the year-end, the number of employees was 6.1 thousand in 2022, 5.8 thousand in 2021 and 2020.
[2]	Includes depreciation for fixed concession assets fee, as shown in Note 12, of USD 18,764 for the year ended December 31, 2022 (USD 16,502 and USD 16,870 for the year ended December 31, 2021 and 2020 respectively).
[3]	Includes depreciation of leases of USD 3,676 for the year ended December 31, 2022 (USD 3,185 and USD 2,540 for the year ended December 31, 2021 and 2020 respectively).